Taxation, Deferred Tax (Details) $ in Thousands	12 Months Ended
Jun. 30, 2022 AUD ($)
Deferred Tax [Abstract]
Foreign exchange gain/loss	$ (1,177)
Losses available for offsetting against future taxable income	1,177
Net deferred tax assets	0
Increase (decrease) in deferred tax	$ 37,600